VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—28.1%
Communication Services—4.2%
Alphabet, Inc. Class A(1)	37	$68
Altice USA, Inc. Class A(1)	2,613	93
Bandwidth, Inc. Class A(1)	41	7
Cable One, Inc.	3	6
Cargurus, Inc.(1)	194	6
Charter Communications, Inc. Class A(1)	616	374
Comcast Corp. Class A	7,818	388
Elisa OYJ	571	34
Infrastrutture Wireless Italiane SpA 144A(2)	2,751	30
Liberty Broadband Corp. Class A(1)	42	6
Liberty Broadband Corp. Class C(1)	41	6
NetEase, Inc. ADR	613	70
New York Times Co. (The) Class A	126	6
Nintendo Co. Ltd.	100	58
Scout24 AG 144A(2)	407	31
Take-Two Interactive Software, Inc.(1)	30	6
TechTarget, Inc.(1)	95	7
Vodafone Group PLC	20,738	35
Zynga, Inc. Class A(1)	673	7
		1,238

Consumer Discretionary—1.8%
Aristocrat Leisure Ltd.	275	6
Burlington Stores, Inc.(1)	279	69
Carnival PLC	1,889	30
Chipotle Mexican Grill, Inc.(1)	4	6
Crown Resorts Ltd.	218	2
Deckers Outdoor Corp.(1)	19	6
Delivery Hero SE 144A(1)(2)	199	30
Domino’s Pizza, Inc.	16	6
Dorman Products, Inc.(1)	64	6
EssilorLuxottica SA	203	29
Ferrari NV	146	30
Flutter Entertainment PLC(1)	152	28
Galaxy Entertainment Group Ltd. Class L	1,340	10
Garmin Ltd.	52	6
Gentex Corp.	172	6
Genting Singapore Ltd.	3,300	2
Grand Canyon Education, Inc.(1)	70	6
Hermes International	30	31
Just Eat Takeaway.com NV 144A(1)(2)	264	30
Kering SA	45	30
Lululemon Athletica, Inc.(1)	17	6
LVMH Moet Hennessy Louis Vuitton SE	50	30
McDonald’s Holdings Co. Japan Ltd.	100	5
Moncler SpA(1)	547	31
O’Reilly Automotive, Inc.(1)	13	5
Oriental Land Co. Ltd	100	16
	Shares	Value

Consumer Discretionary—continued
Pool Corp.	16	$6
Prosus NV	301	35
Sands China Ltd.	1,491	6
SJM Holdings Ltd.	1,417	1
Tabcorp Holdings Ltd.	1,013	3
Tractor Supply Co.	42	6
Vivint Smart Home, Inc.(1)	273	5
Wingstop, Inc.	44	7
Wynn Macau Ltd.(1)	651	1
Yum China Holdings, Inc.	110	6
		538

Consumer Staples—1.3%
Beiersdorf AG	280	31
Boston Beer Co., Inc. (The) Class A(1)	7	6
Brown-Forman Corp. Class A	87	6
Brown-Forman Corp. Class B	82	6
Cal-Maine Foods, Inc.(1)	166	6
Church & Dwight Co., Inc.	74	6
Clorox Co. (The)	33	7
Constellation Brands, Inc. Class A	325	69
Davide Campari-Milano NV	3,013	33
Flowers Foods, Inc.	285	7
Freshpet, Inc.(1)	43	6
Henkel AG & Co. KGaA	290	30
Hershey Co. (The)	43	6
Hormel Foods Corp.	142	7
J&J Snack Foods Corp.	41	6
John B Sanfilippo & Son, Inc.	80	7
Kerry Group PLC Class A	223	30
Lancaster Colony Corp.	36	6
L’Oreal SA	86	30
McCormick & Co., Inc.	67	6
Pernod Ricard SA	168	32
Remy Cointreau SA	179	33
Sanderson Farms, Inc.	46	6
Tootsie Roll Industries, Inc.	210	8
WD-40 Co.	21	6
		396

Energy—0.6%
BP PLC	9,640	36
Koninklijke Vopak NV	628	32
Neste OYJ	427	30
Reliance Industries Ltd.	1,910	48
TOTAL SE	798	34
		180

Financials—3.3%
Aon PLC Class A	430	87
Arch Capital Group Ltd.(1)	4,309	135
AXA SA	1,722	38
Banco Santander SA(1)	10,864	32
Brown & Brown, Inc.	645	28
Credicorp Ltd.	405	61
Everest Re Group Ltd.	322	68
	Shares	Value

Financials—continued
Gallagher (Arthur J.) & Co.	768	$89
Marsh & McLennan Cos., Inc.	765	84
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	247	65
RenaissanceRe Holdings Ltd.	453	68
SCOR SE(1)	987	30
Societe Generale SA(1)	1,687	32
Standard Chartered PLC(1)	5,357	33
UniCredit SpA(1)	3,731	34
Willis Towers Watson PLC	422	86
		970

Health Care—3.5%
10X Genomics, Inc. Class A(1)	38	7
ABIOMED, Inc.(1)	19	7
ACADIA Pharmaceuticals, Inc.(1)	116	6
Acceleron Pharma, Inc. (1)	54	6
Agilent Technologies, Inc.	49	6
Allakos, Inc.(1)	50	7
Alnylam Pharmaceuticals, Inc.(1)	40	6
Amedisys, Inc.(1)	21	6
Arena Pharmaceuticals, Inc.(1)	85	6
Argenx SE(1)	118	35
AtriCure, Inc.(1)	106	6
Atrion Corp.	9	6
Axonics Modulation Technologies, Inc.(1)	121	6
Axsome Therapeutics, Inc.(1)	81	6
Bio-Rad Laboratories, Inc. Class A(1)	10	6
Bio-Techne Corp.	19	6
Black Diamond Therapeutics, Inc.(1)	181	5
Cardiovascular Systems, Inc.(1)	139	6
CareDx, Inc.(1)	78	6
Carl Zeiss Meditec AG	233	36
Castle Biosciences, Inc.(1)	82	5
Cerner Corp.	78	6
Chemed Corp.	11	6
ChemoCentryx, Inc.(1)	101	6
Codexis, Inc.(1)	278	6
Cooper Cos., Inc. (The)	18	7
CryoPort, Inc.(1)	113	8
Deciphera Pharmaceuticals, Inc.(1)	117	5
DiaSorin SpA	165	36
Eagle Pharmaceuticals, Inc.(1)	126	6
Enanta Pharmaceuticals, Inc.(1)	126	6
Exelixis, Inc.(1)	261	6
See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
($ reported in thousands)
	Shares	Value

Health Care—continued
Globus Medical, Inc. Class A(1)	94	$6
Guardant Health, Inc.(1)	41	6
Haemonetics Corp.(1)	50	6
Halozyme Therapeutics, Inc.(1)	147	7
HMS Holdings Corp.(1)	172	6
ICU Medical, Inc.(1)	28	6
IDEXX Laboratories, Inc.(1)	12	6
Immunovant, Inc.(1)	135	5
Incyte Corp.(1)	68	6
Inspire Medical Systems, Inc.(1)	32	6
Insulet Corp.(1)	25	7
Ionis Pharmaceuticals, Inc.(1)	101	6
Iovance Biotherapeutics, Inc.(1)	123	5
Karuna Therapeutics, Inc.(1)	59	6
Kodiak Sciences, Inc.(1)	42	5
Koninklijke Philips NV(1)	583	32
Krystal Biotech, Inc.(1)	95	7
Kura Oncology, Inc.(1)	169	5
LeMaitre Vascular, Inc.	153	7
LHC Group, Inc.(1)	30	6
Madrigal Pharmaceuticals, Inc.(1)	55	7
Masimo Corp.(1)	22	6
Mesa Laboratories, Inc.	22	6
Mettler-Toledo International, Inc.(1)	5	6
Mirati Therapeutics, Inc.(1)	30	6
Neogen Corp.(1)	75	6
NeoGenomics, Inc.(1)	118	6
Neurocrine Biosciences, Inc.(1)	56	6
Nevro Corp.(1)	37	6
Novocure Ltd.(1)	37	6
Omnicell, Inc.(1)	53	6
Orion Oyj Class B	702	32
Penumbra, Inc.(1)	31	8
PerkinElmer, Inc.	40	6
Phreesia, Inc.(1)	109	7
QIAGEN NV(1)	610	33
QIAGEN NV(1)	120	7
Recordati Industria Chimica e Farmaceutica SpA	613	32
Relmada Therapeutics, Inc.(1)	180	6
Repligen Corp.(1)	31	6
ResMed, Inc.	29	6
Sanofi	332	31
Sartorius Stedim Biotech	89	37
Seagen, Inc.(1)	35	6
Shockwave Medical, Inc.(1)	54	6
Siemens Healthineers AG 144A(2)	593	33
Silk Road Medical, Inc.(1)	106	6
Simulations Plus, Inc.	79	6
SpringWorks Therapeutics, Inc.(1)	96	8
STAAR Surgical Co.(1)	75	8
	Shares	Value

Health Care—continued
STERIS PLC	31	$6
Stoke Therapeutics, Inc.(1)	108	7
Tandem Diabetes Care, Inc.(1)	66	6
Teladoc Health, Inc.(1)	29	8
Teleflex, Inc.	16	6
Thermo Fisher Scientific, Inc.	139	71
Turning Point Therapeutics, Inc.(1)	49	6
UCB SA	303	31
United Therapeutics Corp.(1)	37	6
Varian Medical Systems, Inc.(1)	36	6
Veeva Systems, Inc. Class A(1)	22	6
Veracyte, Inc.(1)	126	7
Vericel Corp.(1)	181	7
Viking Therapeutics, Inc.(1)	939	7
Waters Corp.(1)	24	6
West Pharmaceutical Services, Inc.	21	6
Y-mAbs Therapeutics, Inc.(1)	121	5
Zoetis, Inc.	401	62
		1,040

Industrials—6.7%
A.O. Smith Corp.	112	6
AAON, Inc.	91	7
AeroVironment, Inc. (1)	68	8
Air China Ltd. Class H	10,069	7
Allegion PLC	873	93
AMETEK, Inc.	51	6
ANA Holdings, Inc.(1)	1,600	34
Assa Abloy AB Class B	5,936	147
Bouygues SA	852	34
Brady Corp. Class A	117	5
C.H. Robinson Worldwide, Inc.	65	6
Carrier Global Corp.	1,057	41
China Southern Airlines Co. Ltd. Class H(1)	14,000	8
Cintas Corp.	19	6
Copart, Inc.(1)	608	67
CoStar Group, Inc.(1)	7	6
CSW Industrials, Inc.	51	6
Daikin Industries Ltd.	400	84
Donaldson Co., Inc.	106	6
Encore Wire Corp.	104	6
Equifax, Inc.	715	127
Experian PLC	3,319	116
Exponent, Inc.	67	6
Fastenal Co.	121	6
Graco, Inc.	84	6
Heartland Express, Inc.	339	6
HEICO Corp.	46	5
HEICO Corp. Class A	52	6
Hunt (JB) Transport Services, Inc.	43	6
IDEX Corp.	29	5
	Shares	Value

Industrials—continued
IHS Markit Ltd.	69	$6
Japan Airlines Co. Ltd.(1)	2,600	46
Johnson Controls International PLC	892	44
Kansas City Southern	29	6
Kingspan Group PLC(1)	400	27
Knorr-Bremse AG	229	30
Kone OYJ Class B	1,461	115
Landstar System, Inc.	42	6
Legrand SA	327	30
Lennox International, Inc.	156	43
Lincoln Electric Holdings, Inc.	52	6
Mercury Systems, Inc.(1)	78	6
MSA Safety, Inc.	40	6
Nordson Corp.	32	6
Old Dominion Freight Line, Inc.	31	6
Otis Worldwide Corp.	1,401	91
Proto Labs, Inc.(1)	35	7
Rational AG	36	35
Raven Industries, Inc.	172	6
Republic Services, Inc.	66	6
Rockwell Automation, Inc.	24	6
Rollins, Inc.	152	5
Safran SA(1)(3)(4)	246	31
Schindler Holding AG	343	91
Schneider Electric SE	207	30
Simpson Manufacturing Co., Inc.	62	6
Singapore Airlines Ltd.(1)	2,600	8
Teledyne Technologies, Inc.(1)	17	6
Teleperformance	97	32
Toro Co. (The)	63	6
Trane Technologies PLC	394	57
TransUnion	1,345	117
Trex Co., Inc.(1)	70	6
UniFirst Corp.	29	6
Union Pacific Corp.	324	64
Verisk Analytics, Inc.	33	6
Vicor Corp.(1)	63	5
W.W. Grainger, Inc.	16	6
Watsco, Inc.	203	48
Watts Water Technologies, Inc. Class A	50	6
Wolters Kluwer NV	374	31
		1,973

Information Technology—5.4%
Acacia Communications, Inc.(1)	77	9
Adyen NV 144A(1)(2)	15	31
Akamai Technologies, Inc.(1)	62	7
Alarm.com Holdings, Inc.(1)	60	6
Altair Engineering, Inc. Class A(1)	102	6
Ambarella, Inc.(1)	59	6
Amdocs Ltd.	90	6
Amphenol Corp. Class A	46	6
ANSYS, Inc.(1)	17	6
See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
($ reported in thousands)
	Shares	Value

Information Technology—continued
Appfolio, Inc. Class A(1)	39	$6
Arista Networks, Inc.(1)	21	6
ASML Holding NV	63	34
Aspen Technology, Inc.(1)	45	6
Avalara, Inc.(1)	40	6
Badger Meter, Inc.	61	6
Black Knight, Inc.(1)	73	6
Blackline, Inc.(1)	49	6
Booz Allen Hamilton Holding Corp.	69	6
Broadcom, Inc.	144	65
Broadridge Financial Solutions, Inc.	41	6
Cadence Design Systems, Inc.(1)	47	6
Capgemini SE	270	39
CEVA, Inc.(1)	116	7
Cirrus Logic, Inc.(1)	69	6
Citrix Systems, Inc.	49	7
Cloudflare, Inc. Class A(1)	82	6
Cognex Corp.	73	6
Crowdstrike Holdings, Inc. Class A(1)	27	6
Dassault Systemes SE	159	32
Datadog, Inc. Class A(1)	60	6
DocuSign, Inc.(1)	27	6
Dolby Laboratories, Inc. Class A	65	6
Elastic N.V.(1)	42	6
Entegris, Inc.	62	6
EPAM Systems, Inc.(1)	18	6
F5 Networks, Inc.(1)	33	6
Fair Isaac Corp.(1)	12	5
Five9, Inc.(1)	37	6
Globant SA(1)	28	5
Guidewire Software, Inc.(1)	48	6
HubSpot, Inc.(1)	16	6
Infineon Technologies AG	1,099	44
Jack Henry & Associates, Inc.	38	6
Keysight Technologies, Inc.(1)	42	6
Lattice Semiconductor Corp.(1)	143	6
Lumentum Holdings, Inc.(1)	679	64
Manhattan Associates, Inc.(1)	55	6
Marvell Technology Group Ltd.	125	6
Maxim Integrated Products, Inc.	66	6
MAXIMUS, Inc.	82	6
Micron Technology, Inc.(1)	1,276	100
Mitek Systems, Inc.(1)	368	6
Monolithic Power Systems, Inc.	16	6
Murata Manufacturing Co. Ltd.	1,600	154
National Instruments Corp.	135	6
NIC, Inc.	231	6
Novanta, Inc.(1)	48	6
	Shares	Value

Information Technology—continued
Okta, Inc.(1)	25	$6
Paychex, Inc.	69	6
Pegasystems, Inc.	45	6
Power Integrations, Inc.	67	5
PTC, Inc.(1)	49	7
Q2 Holdings, Inc.(1)	50	6
Qorvo, Inc.(1)	382	65
QUALCOMM, Inc.	417	65
Qualys, Inc.(1)	52	7
RingCentral, Inc. Class A(1)	16	6
Samsung Electronics Co., Ltd.	1,666	122
Semtech Corp.(1)	84	6
SK Hynix, Inc.	1,027	112
Skyworks Solutions, Inc.	444	75
SPS Commerce, Inc.(1)	56	6
Synopsys, Inc.(1)	24	6
Teradyne, Inc.	46	5
Twilio, Inc. Class A(1)	17	6
Tyler Technologies, Inc.(1)	15	6
Universal Display Corp.	26	6
Varonis Systems, Inc.(1)	36	6
VeriSign, Inc.(1)	32	6
VirnetX Holding Corp.	1,277	8
Visa, Inc. Class A	305	59
Win Semiconductors Corp.	7,000	103
Xilinx, Inc.	42	6
Zendesk, Inc.(1)	41	6
		1,578

Materials—0.8%
Air Liquide SA	193	32
Akzo Nobel NV	287	29
Anglo American PLC	1,004	33
AptarGroup, Inc.	45	6
Balchem Corp.	49	5
Fuchs Petrolub SE	572	33
Koninklijke DSM NV	185	32
NewMarket Corp.	15	6
Novagold Resources, Inc.(1)	651	6
Royal Gold, Inc.	59	6
Symrise AG	246	31
UPM-Kymmene OYJ	839	30
		249

Real Estate—0.5%
Alexandria Real Estate Equities, Inc.	402	67
Rexford Industrial Realty, Inc.	1,308	64
		131

Total Common Stocks (Identified Cost $6,754)		8,293

	Shares	Value

Exchange-Traded Fund—4.1%
Invesco DB Gold Fund	22,714	$1,212
Total Exchange-Traded Fund (Identified Cost $1,250)		1,212

Purchased Options—1.3%
(See open purchased options schedule)
Total Purchased Options (Premiums paid $678)		396

Total Long-Term Investments—33.5% (Identified Cost $8,682)		9,901

Short-Term Investment—31.9%
Money Market Mutual Fund—31.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(5)	9,423,811	9,424
Total Short-Term Investment (Identified Cost $9,424)		9,424

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—65.4% (Identified Cost $18,106)		19,325

Written Options—(1.6)%
(See open written options schedule)
Total Written Options (Premiums received $568)		(489)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—63.8% (Identified Cost $17,538)		$18,836
Other assets and liabilities, net—36.2%		10,690
NET ASSETS—100.0%		$29,526

Abbreviations:
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
QTR	Quarterly
TERM	Payment Frequency at Termination

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
($ reported in thousands)
Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities amounted to a value of $185 or 0.6% of net assets.
(3)	Security valued at fair value as determined in good faith by or under the direction of the Trustees.
(4)	Restricted security.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Counterparties:
BNP	BNP Paribas
CITI	Citibank
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.
ML	Merrill Lynch
Soc Gen	Societe Generale

Foreign Currencies:
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	United Kingdom Pound Sterling
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
RUB	Russian Ruble
SEK	Swedish Krona
TWD	Taiwan Dollar
USD	United States Dollar

Country Weightings†
United States	77%
France	4
Ireland	2
Germany	2
Netherlands	2
Japan	2
Bermuda	2
Other	9
Total	100%
† % of total investments, net of written options, as of January 31, 2021.
Open purchased option contracts as of January 31, 2021 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
Euro Stoxx 50® Index	JPM	147	$551	$75.00	03/19/21	$18
Euro Stoxx 600® Energy	JPM	22	264	240.00	03/19/21	14
Russell 2000® Index	JPM	10	2,100	2,100.00	03/19/21	94
Euro Stoxx 50® Index	JPM	52	1,924	3,700.00	03/19/21	16
FTSE 100 Index	JPM	70	4,900	7,000.00	03/19/21	9
Euro Stoxx 50® Index	JPM	47	1,622	3,450.00	02/19/21	59
S&P 500® Index	JPM	11	4,268	3,880.00	03/19/21	58
Nikkei 225 Index	JPM	18	522,000	29,000.00	03/12/21	50
Euro Stoxx 50® Index	JPM	56	218	78.00	03/19/21	4
Euro Stoxx 600® Energy	JPM	40	510	255.00	03/19/21	12
Put Options
MSCI Emerging Markets Index	JPM	6	780	1,300.00	06/18/21	42
S&P 500® Index	JPM	8	2,440	3,050.00	02/19/21	5
Euro Stoxx 50® Index	JPM	69	2,001	2,900.00	02/19/21	5
MSCI Emerging Markets Index	JPM	3	390	1,300.00	03/19/21	10
Total						$396

Footnote Legend:
(1)	Strike price not reported in thousands.

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
($ reported in thousands)
Open written option contracts as of January 31, 2021 were as follows:
Description of Options	Counterparty	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
Euro Stoxx 50® Index	JPM	52	$2,002	$3,850.00	03/19/21	$(2)
Euro Stoxx 50® Index	JPM	47	1,715	3,650.00	02/19/21	(8)
FTSE 100 Index	JPM	70	4,970	7,100.00	03/19/21	(5)
Nikkei 225 Index	JPM	18	531,000	29,500.00	03/12/21	(31)
S&P 500® Index	JPM	11	4,378	3,980.00	03/19/21	(22)
MSCI Emerging Markets Index	JPM	6	870	1,450.00	06/18/21	(25)
S&P 500® Index	JPM	3	1,192	3,975.00	02/05/21	(—)(2)
Russell 2000® Index	JPM	10	2,200	2,200.00	03/19/21	(42)
MSCI Emerging Markets Index	JPM	3	428	1,425.00	03/19/21	(5)
Put Options
Nikkei 225 Index	JPM	2	51,500	25,750.00	03/12/21	(8)
S&P 500® Index	JPM	3	1,080	3,600.00	03/19/21	(34)
Euro Stoxx 50® Index	JPM	147	551	75.00	03/19/21	(58)
Euro Stoxx 50® Index	JPM	26	897	3,450.00	03/19/21	(36)
Euro Stoxx 600® Energy	JPM	22	264	240.00	03/19/21	(17)
Russell 2000® Index	JPM	5	995	1,990.00	03/19/21	(38)
FTSE 100 Index	JPM	10	650	6,500.00	03/19/21	(37)
MSCI Emerging Markets Index	JPM	6	720	1,200.00	06/18/21	(27)
Euro Stoxx 50® Index	JPM	19	608	3,200.00	02/19/21	(5)
MSCI Emerging Markets Index	JPM	3	360	1,200.00	03/19/21	(5)
Euro Stoxx 50® Index	JPM	56	219	78.00	03/19/21	(30)
Euro Stoxx 600® Energy	JPM	40	510	255.00	03/19/21	(54)
Total						$(489)

Footnote Legend:
(1)	Strike price not reported in thousands.
(2)	Amount is less than $500.

Futures contracts as of January 31, 2021 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year Commonwealth Treasury Bond Future	March 2021	42	$4,682	$(42)
10 Year U.S. Treasury Note Future	March 2021	63	8,633	(56)
Euro Stoxx 50® Future	March 2021	(42)	(1,773)	45
Euro Stoxx 600® Future	March 2021	(11)	(263)	(4)
MSCI All Country World Index Future	March 2021	(38)	(1,247)	(39)
MSCI Emerging Markets Index Future	March 2021	19	1,260	68
MSCI World Index Future	March 2021	(28)	(2,231)	(51)
MSCI World Industrials Future	March 2021	13	1,107	(49)
Russell 2000® Future	March 2021	(15)	(1,551)	(115)
S&P 500® Index E-Mini Future	March 2021	5	926	10
S&P 500® Annual Dividend Index Future	December 2021	21	306	35
S&P 500® Annual Dividend Index Future	December 2022	20	297	40
Total				$(158)

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
($ reported in thousands)
Forward foreign currency exchange contracts as of January 31, 2021 were as follows:
Currency Purchased	Value(1)	Currency Sold	Value(1)	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL(2)	3,959	USD	779	GS	02/17/21	$—	$(56)
CLP(2)	461,472	USD	631	BNP	02/17/21	—	(3)
CLP(2)	92,822	USD	126	Soc Gen	02/17/21	—(3)	—
EUR(2)	1,692	USD	2,083	CITI	02/17/21	—	(29)
EUR(2)	32	USD	39	GS	02/17/21	—	(—)(3)
EUR(2)	325	USD	395	JPM	02/17/21	—	(1)
EUR(2)	79	USD	96	Soc Gen	02/17/21	—	(—)(3)
GBP(2)	79	USD	108	Soc Gen	02/17/21	—	(—)(3)
JPY(2)	400,681	USD	3,902	ML	02/17/21	—	(76)
MXN(2)	7,760	USD	387	JPM	02/17/21	—	(9)
RUB(2)	39,501	USD	513	BNP	02/24/21	7	—
RUB(2)	19,714	USD	256	CITI	02/24/21	4	—
USD(2)	174	BRL	954	Soc Gen	02/17/21	—	(—)(3)
USD(2)	94	CHF	82	JPM	02/17/21	2	—
USD(2)	151	CLP	110,984	BNP	02/17/21	—	(—)(3)
USD(2)	3,140	EUR	2,566	CITI	02/17/21	25	—
USD(2)	91	EUR	75	GS	02/17/21	—	(—)(3)
USD(2)	882	EUR	722	JPM	02/17/21	5	—
USD(2)	1	EUR	1	ML	02/17/21	—	(—)(3)
USD(2)	474	GBP	348	CITI	02/17/21	—	(2)
USD(2)	508	GBP	374	GS	02/17/21	—	(5)
USD(2)	50	HKD	389	Soc Gen	02/17/21	—(3)	—
USD(2)	48	INR	3,534	Soc Gen	02/17/21	—	(—)(3)
USD(2)	742	JPY	77,725	GS	02/17/21	—	(—)(3)
USD(2)	505	JPY	51,870	ML	02/17/21	10	—
USD(2)	132	JPY	13,702	Soc Gen	02/17/21	1	—
USD(2)	342	KRW	371,666	ML	02/17/21	10	—
USD(2)	84	MXN	1,705	CITI	02/17/21	1	—
USD(2)	155	SEK	1,264	JPM	02/17/21	4	—
USD(2)	142	TWD	3,932	CITI	02/17/21	2	—
USD(2)	163	RUB	12,335	BNP	02/24/21	1	—
Total						$72	$(181)

Footnote Legend:
(1)	Reported in thousands.
(2)	Non deliverable forward.
(3)	Amount is less than $500.

Centrally Cleared credit default swaps - sell protection(1) outstanding as of January 31, 2021 was as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
iTraxx Europe	QTR	JPM	5.000%	12/20/25	451	EUR	$60	$34	$27	$—
Total							$60	$34	$27	$—

Footnote Legend:
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
($ reported in thousands)
Centrally cleared inflation swaps outstanding as of January 31, 2021 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
1.807%(1)	1-Month-USCPI	TERM	JPM	07/28/50	144	USD	$29	$—	$29	$—
1.828%(1)	1-Month-USCPI	TERM	JPM	07/28/50	144	USD	28	—	28	—
1.810%(1)	1-Month-USCPI	TERM	JPM	07/29/50	144	USD	29	—	29	—
2.317%(1)	1-Month-USCPI	TERM	JPM	01/14/51	29	USD	—(2)	—	—(2)	—
Total							$86	$—	$86	$—

Footnote Legend:
(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Amount is less than $500.

Centrally cleared interest rate swaps outstanding as of January 31, 2021 were as follows:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
2.880%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	12/16/25	13,044	CNY	$10	$—	$10	$—
2.883%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	12/16/25	15,361	CNY	12	—	12	—
2.875%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	12/16/25	9,492	CNY	7	—	7	—
2.825%(1)	China Fixing Repo Rates 7 Days	TERM	JPM	12/16/25	15,576	CNY	6	—	6	—
0.504%(1)	Australian Bank Bill	TERM	JPM	03/15/25	5,878	AUD	(3)	—	—	(3)
0.493%(1)	Australian Bank Bill	TERM	JPM	03/15/25	5,878	AUD	(3)	—	—	(3)
0.527%(1)	Australian Bank Bill	TERM	JPM	03/15/25	5,878	AUD	—	—	—	—
Total							$29	$—	$35	$(6)

Footnote Legend:
(1)	Fund pays the floating rate and receives the fixed rate.

Over-the-counter variance swaps outstanding as of January 31, 2021 were as follows:
Referenced Entity	Strike Price	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
S&P 500® Composite Stock Price Index(1)	$29.70	TERM	GS	06/18/21	41	USD	$86	$—	$86	$—
S&P 500® Composite Stock Price Index(2)	27.70	TERM	ML	06/18/21	21	USD	(9)	—	—	(9)
Total							$77	$—	$86	$(9)

Footnote Legend:
(1)	Fund pays the fixed strike price and receives the variance payment.
(2)	Fund pays the variance payment and receives the fixed strike price.

See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
($ reported in thousands)
Over-the-counter total return swaps outstanding as of January 31, 2021 were as follows:
Referenced Entity	Floating Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
MSCI EMU Net Total Return EUR Index	1-Month LIBOR	Monthly	ML	07/09/21	900	EUR	$45	$—	$45	$—
MSCI World Industrials Net Total Return USD Index	1-Month LIBOR	Monthly	Soc Gen	09/08/21	807	USD	43	—	43	—
Lixil Corp.	1-Month LIBOR	Monthly	BNP	11/29/21	2,485	JPY	—(2)	—	—(2)	—
Nitto Boseki Co. Ltd.	1-Month LIBOR	Monthly	BNP	12/03/21	2,630	JPY	(2)	—	—	(2)
Discovery, Inc.	1-Month LIBOR	Monthly	ML	01/13/22	76	USD	(10)	—	—	(10)
Walt Disney Co.	1-Month LIBOR	Monthly	ML	01/13/22	41	USD	2	—	2	—
Fox Corp.	1-Month LIBOR	Monthly	ML	01/13/22	51	USD	(1)	—	—	(1)
Lumen Technologies, Inc.	1-Month LIBOR	Monthly	ML	01/13/22	44	USD	(8)	—	—	(8)
Netflix, Inc.	1-Month LIBOR	Monthly	ML	01/13/22	16	USD	(1)	—	—	(1)
AT&T, Inc.	1-Month LIBOR	Monthly	ML	01/13/22	85	USD	(—)(2)	—	—	(—)(2)
ViacomCBS, Inc.	1-Month LIBOR	Monthly	ML	01/13/22	65	USD	(8)	—	—	(8)
Verizon Communications, Inc.	1-Month LIBOR	Monthly	ML	01/13/22	71	USD	3	—	3	—
Fox Corp.	1-Month LIBOR	Monthly	Soc Gen	01/12/22	18	USD	(—)(2)	—	—	(—)(2)
Verizon Communications, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/12/22	73	USD	3	—	3	—
Netflix, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/12/22	57	USD	(4)	—	—	(4)
ViacomCBS, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/12/22	13	USD	(2)	—	—	(2)
AT&T, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/12/22	54	USD	—(2)	—	—(2)	—
Walt Disney Co.	1-Month LIBOR	Monthly	Soc Gen	01/12/22	33	USD	1	—	1	—
Lumen Technologies, Inc.	1-Month LIBOR	Monthly	Soc Gen	01/12/22	19	USD	(4)	—	—	(4)
MSCI EMU Net Total Return EUR Index	1-Month LIBOR	Monthly	ML	07/09/21	70	EUR	2	—	2	—
Total							$59	$—	$99	$(40)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS Aviva Multi-Strategy Target Return Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of January 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at January 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$8,293	$7,426	$867
Exchange-Traded Fund	1,212	1,212	—
Money Market Mutual Fund	9,424	9,424	—
Other Financial Instruments:
Purchased Options	396	396	—
Futures Contracts	198	198	—
Forward Foreign Currency Exchange Contracts	72	—	72
Centrally Cleared Inflation Swaps	86	—	86
Centrally Cleared Interest Rate Swaps	35	—	35
Over-the-Counter Total Return Swaps	99	—	99
Over-the-Counter Variance swaps	86	—	86
Centrally Cleared Credit Default Swap	60	—	60
Total Assets	19,961	18,656	1,305
Liabilities:
Other Financial Instruments:
Written Options	(489)	(489)	—
Futures Contracts	(356)	(356)	—
Forward Foreign Currency Exchange Contracts	(181)	—	(181)
Centrally Cleared Interest Rate Swaps	(6)	—	(6)
Over-the-Counter Variance swaps	(9)	—	(9)
Over-the-Counter Total Return Swaps	(40)	—	(40)
Total Liabilities	(1,081)	(845)	(236)
Total Investments	$18,880	$17,811	$1,069
There were no securities valued using significant unobservable inputs (Level 3) at January 31, 2021.
There were no transfers into or out of Level 3 related to securities held at January 31, 2021.
See Notes to Schedule of Investments

VIRTUS AVIVA MULTI-STRATEGY TARGET RETURN FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the report was available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the report.
Effective February 26, 2021, the Aviva Multi-Strategy Target Return Fund was liquidated.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.